CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 761,451	$ 119,489	¥ 1,256,005	¥ 4,424,963
Operating costs and expenses:
Sales and marketing	(224,565)	(35,239)	(344,284)	(2,343,428)
Origination and servicing	(47,094)	(7,390)	(542,259)	(1,137,451)
General and administrative	(522,820)	(82,042)	(1,303,833)	(1,155,747)
Provision for doubtful contract assets and receivables	(22,423)	(3,519)	(347,803)	(2,148,638)
Total operating costs and expenses	(816,902)	(128,190)	(2,538,179)	(6,785,264)
Interest income	47,511	7,456	102,425	225,751
Impairment loss of investments	(27,422)	(4,303)	(462,490)	(154,898)
Impairment loss of goodwill	0		(50,291)	(6,191)
Impairment loss of intangible assets and property, equipment and software	(2,371)	(372)	(38,145)
Gain recognized on remeasurement of previously held equity interest in acquiree	1,874	294		16,272
Unrealized loss of investment in marketable securities	(149,071)	(23,392)
Loss from disposals of subsidiaries	(4,897)	(768)
Loss in held-to-maturity investment	(14,096)	(2,212)
Other income(loss), net	2,355	370	39,112	52,852
Loss before income tax expense and loss in equity method investments	(201,568)	(31,628)	(1,691,563)	(2,220,324)
Income tax expense	(26,735)	(4,195)	(538,322)	174,597
Dividend received from equity method investments	1,800	282
Loss in equity method investments, net of tax of RMB3,245, RMB10,669 and RMB6,396 in 2019, 2020 and 2021, respectively	(7,167)	(1,125)	(21,317)	(107,918)
Net Loss	(233,670)	(36,666)	(2,251,202)	(2,153,645)
Loss attributable to the non-controlling interest shareholders	(1,238)	(194)	(7,693)	(5,931)
Net loss attributable to 9F Inc.	(234,908)	(36,860)	(2,258,895)	(2,159,576)
Change in redemption value of preferred shares				(10,711)
Net loss attributable to ordinary shareholders	¥ (234,908)	$ (36,860)	¥ (2,258,895)	¥ (2,170,287)
Net los per ordinary share
Basic | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)
Diluted | (per share)	¥ (1.10)	$ (0.17)	¥ (11.37)	¥ (12.43)
Weighted average number of ordinary shares
Basic | shares	213,635,470	213,635,470	198,596,879	174,552,468
Diluted | shares	213,635,470	213,635,470	198,596,879	174,552,468
Loan facilitation services
Net revenues:
Total net revenues			¥ 177,147	¥ 3,477,897
Post-origination services
Net revenues:
Total net revenues	¥ 39,782	$ 6,243	859,102	604,732
Sales income
Net revenues:
Total net revenues	202,960	31,849	5,667	114,192
Technical services
Net revenues:
Total net revenues	417,566	65,525	38,313
Other revenue
Net revenues:
Total net revenues	¥ 101,143	$ 15,872	¥ 175,776	¥ 228,142